Share-Based Payments (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Restricted Share Units and Share Options Granted

Set out below are summaries of restricted share units and share options granted under the plan:

	September 30, 2025		December 31, 2024
	Average		Average
	exercise price	Number of	exercise price	Number of
	(U.S. Dollars)	options and RSUs and PSUs	(U.S. Dollars)	options and RSUs and PSUs
At the beginning of the period	5.32	7,507,841	6.86	6,962,302
Granted during the period	0.002	1,548,527	1.76	2,446,559
Exercised during the period	2.98	(751,839)	0.50	(1,067,176)
Cancelled during the period	—	—	0.00	(4,158)
Forfeited during the period	13.18	(473,049)	13.96	(829,686)
At the end of the period	4.02	7,831,480	5.32	7,507,841
Vested and exercisable at the end of the period	9.06	1,407,253	8.73	1,167,552